UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Van Eck VIP Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 87.9%
Austria: 0.6%
30,000	Erste Group Bank A.G. #	$1,026,284
Brazil: 6.6%
231,000	BB Seguridade Participacoes S.A.	2,556,373
326,000	BR Malls Participacoes S.A.	2,813,169
301,000	Estacio Participacoes S.A.	3,032,552
44,700	Guararapes Confeccoes S.A.	1,822,279
41,000	Localiza Rent a Car S.A.	599,912
		10,824,285
China / Hong Kong: 26.8%
271,000	AIA Group Ltd. #	1,288,915
13,700	Baidu, Inc. (ADR) *	2,087,606
2,309,000	Baoxin Auto Group Ltd. #	1,968,335
2,579,608	Beijing Capital International Airport Co. Ltd. #	1,765,566
1,680,000	Boer Power Holdings Ltd. #	2,274,243
1,219,400	Brilliance China Automotive Holdings Ltd. #	1,868,541
3,070,000	China Hongqiao Group Ltd. #	1,942,642
3,377,000	China Huishan Dairy Holdings Co. Ltd. * #	937,853
70,800	China Lodging Group Ltd. (ADR) *	1,739,556
1,082,000	China Singyes Solar Technologies Holdings Ltd. #	1,709,045
6,560,000	Franshion Properties China Ltd. #	2,194,183
250,000	Galaxy Entertainment Group Ltd. * #	2,183,655
3,781,000	Genting Hong Kong Ltd. (USD) * #	1,475,116
541,000	Great Wall Motor Co. Ltd. #	2,728,997
1,504,000	Greatview Aseptic Packaging Co. Ltd. #	798,992
1,187,000	Kunlun Energy Co. Ltd. #	1,995,117
647,000	Shanghai Pharmaceuticals Holding Co. Ltd. #	1,464,294
613,000	Techtronic Industries Co. #	1,719,463
47,600	Tencent Holdings Ltd. #	3,322,488
2,095,000	Termbray Petro-King Oilfield Services Ltd. * #	816,266
6,883,000	Tiangong International Co. Ltd. #	1,663,783
2,518,000	Wasion Group Holdings Ltd. #	1,795,686
2,394,000	Xinyi Glass Holdings Ltd. #	1,952,946
625,000	Zhuzhou CSR Times Electric Co. Ltd. #	2,098,070
		43,791,358
India: 13.2%
93,400	Apollo Hospitals Enterprise Ltd. #	1,428,690
68,000	Axis Bank Ltd. #	1,667,620
678,232	DEN Networks Ltd. * #	2,137,590
347,700	Glenmark Pharmaceuticals Ltd. #	3,314,283
66,000	HCL Technologies Ltd. #	1,541,568
102,300	Jammu & Kashmir Bank Ltd. #	2,658,214
887,000	Mundra Port & Special Economic Zone Ltd. #	2,776,391
116,400	Persistent Systems Ltd.	2,046,465
287,800	Phoenix Mills Ltd. #	1,192,023
95,100	Tech Mahindra Ltd. #	2,859,473
		21,622,317
Israel: 0.1%
182,500	Queenco Leisure International Ltd. (GDR) * # § Reg S	92,827
Malaysia: 1.0%
1,190,000	Sapurakencana Petroleum Bhd * #	1,643,566
Mexico: 0.8%
771,000	Credito Real S.A.B. de C.V.	1,268,514
Netherlands: 0.6%
100,000	Nostrum Oil & Gas LP (GDR) Reg S	1,050,000
Nigeria: 1.8%
9,490,000	Guaranty Trust Bank Plc #	1,465,764
223,672	Nestle Nigeria Plc	1,439,198
		2,904,962
Panama: 1.4%
15,800	Copa Holdings S.A. (Class A) (USD)	2,294,002
Peru: 1.6%
18,800	Credicorp Ltd. (USD)	2,592,896
Philippines: 1.8%
16,400,000	Megaworld Corp. #	1,537,223
935,000	Robinsons Retail Holdings, Inc. * #	1,417,745
		2,954,968
Portugal: 1.0%
95,000	Jeronimo Martins, SGPS S.A. #	1,594,166
Russia: 4.4%
16,400	Magnit OJSC #	3,770,150
35,000	Mail.ru Group Ltd. (GDR) * Reg S	1,240,750
943,000	Sberbank RF (USD) #	2,243,014
		7,253,914
Singapore: 3.0%
2,281,800	Ezion Holdings Ltd. #	3,925,389
470,000	OSIM International Ltd. #	969,572
		4,894,961
South Africa: 1.6%
97,100	Aspen Pharmacare Holdings Ltd. #	2,591,383
South Korea: 5.8%
81,900	GSretail Co. Ltd. #	2,080,326
6,730	Hyundai Mobis Co. Ltd. #	1,996,782
11,170	Hyundai Motor Co. #	2,641,160
2,470	LG Household & Health Care Ltd. #	1,067,821
32,740	Samsung Techwin Co. Ltd. #	1,785,968
		9,572,057
Switzerland: 2.5%
785,000	Glencore Xstrata Plc (GBP) #	4,049,245
Taiwan: 4.5%
617,300	Chailease Holding Co. Ltd. #	1,488,782
157,000	Cleanaway Co. Ltd. #	959,810
125,000	GeoVision, Inc. #	839,668
162,400	MediaTek, Inc. #	2,403,793
160,000	Sinmag Equipment Corp. #	936,305
50,600	Wowprime Corp. #	735,487
		7,363,845
Thailand: 2.0%
16,500,000	Hemaraj Land and Development PCL (NVDR) #	1,595,058
48,000	Kasikornbank PCL #	264,146
259,000	Kasikornbank PCL (NVDR) #	1,425,285
		3,284,489
Turkey: 1.3%
38,000	BIM Birlesik Magazalar A.S. #	855,962
157,330	TAV Havalimanlari Holding A.S. #	1,266,176
		2,122,138
United Arab Emirates: 0.5%
42,000	Al Noor Hospitals Group Plc (GBP)	752,018
United Kingdom: 3.9%
756,000	Afren Plc * #	1,781,232
28,000	Bank of Georgia Holdings Plc #	1,164,792
27,000	Hikma Pharmaceuticals Plc #	747,541
1,235,312	Hirco Plc * # §	102,973
1,349,690	Raven Russia Ltd. *	1,575,095
627,000	Volga Gas Plc *	973,439
		6,345,072
United States: 1.1%
558,900	Samsonite International S.A. (HKD) #	1,731,593
Total Common Stocks (Cost: $121,045,281)		143,620,860
PREFERRED STOCK: 3.3%
South Korea: 3.3% (Cost: $3,926,806)
5,470	Samsung Electronics Co. Ltd. #	5,449,087
REAL ESTATE INVESTMENT TRUST: 0.7% (Cost: $1,398,794)
Mexico: 0.7%
596,000	TF Administradora Industrial, S. de R.L. de C.V.	1,200,628
WARRANTS: 2.7%
Luxembourg: 2.7%
53,899	Deutsche Bank AG, London Branch aXess Warrants (USD 0.00, expiring 12/01/14) * # (a)	1,983,273
195,000	Deutsche Bank AG, London Branch aXess Warrants (USD 0.00, expiring 09/27/16) * # (b)	2,443,740
Total Warrants (Cost: $3,480,005)		4,427,013
MONEY MARKET FUND: 2.8% (Cost: $4,496,197)
4,496,197	AIM Treasury Portfolio - Institutional Class	4,496,197
Total Investments: 97.4% (Cost: $134,347,084)		159,193,785
Other assets less liabilities: 2.6%		4,259,243
NET ASSETS: 100.0%		$163,453,028

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

(a)	Issue price $21.53. The security is linked to the performance of Herfy Food Services Co.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $123,613,136 which represents 75.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $195,800 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of March 31, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Queenco Leisure International Ltd. (GDR)	07/03/2007	182,500	$3,490,971	$92,827	0.1%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.8%	$7,655,670
Communications	5.5	8,788,434
Consumer Discretionary	1.2	1,983,273
Consumer, Cyclical	17.4	27,726,561
Consumer, Non-cyclical	20.3	32,269,961
Energy	5.2	8,259,620
Financial	22.5	35,764,691
Industrial	11.3	17,948,992
Technology	9.0	14,300,386
Money Market Fund	2.8	4,496,197
	100.0%	$159,193,785

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Austria	$—	$1,026,284	$—	$1,026,284
Brazil	10,824,285	—	—	10,824,285
China / Hong Kong	3,827,162	39,964,196	—	43,791,358
India	2,046,465	19,575,852	—	21,622,317
Israel	—	—	92,827	92,827
Malaysia	—	1,643,566	—	1,643,566
Mexico	1,268,514	—	—	1,268,514
Netherlands	1,050,000	—	—	1,050,000
Nigeria	1,439,198	1,465,764	—	2,904,962
Panama	2,294,002	—	—	2,294,002
Peru	2,592,896	—	—	2,592,896
Philippines	—	2,954,968	—	2,954,968
Portugal	—	1,594,166	—	1,594,166
Russia	1,240,750	6,013,164	—	7,253,914
Singapore	—	4,894,961	—	4,894,961
South Africa	—	2,591,383	—	2,591,383
South Korea	—	9,572,057	—	9,572,057
Switzerland	—	4,049,245	—	4,049,245
Taiwan	—	7,363,845	—	7,363,845
Thailand	—	3,284,489	—	3,284,489
Turkey	—	2,122,138	—	2,122,138
United Arab Emirates	752,018	—	—	752,018
United Kingdom	2,548,534	3,693,565	102,973	6,345,072
United States	—	1,731,593	—	1,731,593
Preferred Stock*	—	5,449,087	—	5,449,087
Real Estate Investment Trust*	1,200,628	—	—	1,200,628
Warrants*	—	4,427,013	—	4,427,013
Money Market Fund	4,496,197	—	—	4,496,197
Total	$35,580,649	$123,417,336	$195,800	$159,193,785

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $1,060,842 and transfers from Level 2 to Level 1 were $5,653,956. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

	Common Stocks
	Israel	United Kingdom
Balance as of December 31, 2013	$87,243	$235,156
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	5,584	(132,183)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2014	$92,827	$102,973

See Notes to Schedule of Investments

VAN ECK VIP EMERGING MARKETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2014 was $135,350,797 and net unrealized appreciation aggregated $23,842,988 of which $32,829,643 related to appreciated securities and $8,986,655 related to depreciated securities.

VAN ECK VIP GLOBAL GOLD FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.4%
Australia: 5.4%
91,000	Evolution Mining Ltd. #	$72,502
177,400	Gold Road Resources Ltd. * #	27,151
61,000	Gryphon Minerals Ltd. * #	8,777
17,000	Newcrest Mining Ltd. * #	155,556
74,000	Papillon Resources Ltd. * #	91,112
		355,098
Canada: 67.8%
5,000	Agnico-Eagle Mines Ltd. (USD)	151,250
8,000	Alamos Gold, Inc.	72,293
34,000	Argonaut Gold, Inc. *	148,241
21,000	Asanko Gold, Inc. *	43,691
14,000	Asanko Gold, Inc. (USD) *	28,980
60,000	AuRico Gold, Inc. (USD)	261,000
58,000	B2Gold Corp. *	157,395
44,000	B2Gold Corp. (USD) *	118,360
17,000	Bear Creek Mining Corp. *	28,449
26,000	Belo Sun Mining Corp. *	9,172
21,000	Castle Mountain Mining Co. Ltd. *	18,996
8,000	Cayden Resources, Inc. *	14,618
29,000	Continental Gold Ltd. *	100,208
12,000	Eastmain Resources, Inc. *	4,071
70,000	Eldorado Gold Corp. (USD)	390,600
15,000	Fortuna Silver Mines, Inc. (USD) *	55,050
7,000	Franco-Nevada Corp. (USD)	321,020
12,000	Gold Canyon Resources, Inc. *	3,202
15,000	Goldcorp, Inc. (USD)	367,200
20,000	Guyana Goldfields, Inc. *	44,324
2,500	New Gold, Inc. *	12,370
68,500	New Gold, Inc. (USD) *	334,280
48,000	Orezone Gold Corp. *	23,881
83,000	Osisko Mining Corp. *	516,545
8,000	Premier Gold Mines Ltd. *	13,677
6,000	Pretium Resources, Inc. *	34,844
33,000	Primero Mining Corp. (USD) *	237,930
35,000	Romarco Minerals, Inc. *	22,162
77,900	Roxgold, Inc. * 144A	45,098
6,000	Rubicon Minerals Corp. *	6,350
31,000	Rubicon Minerals Corp. (USD) *	32,550
42,000	Sabina Gold & Silver Corp. *	29,634
21,000	Semafo, Inc.	74,084
13,000	Silver Wheaton Corp. (USD)	295,100
45,000	Sulliden Gold Corp. Ltd. *	31,750
53,000	Timmins Gold Corp. *	66,639
85,000	Torex Gold Resources, Inc. *	82,270
28,000	Yamana Gold, Inc. (USD)	245,840
		4,443,124
Mexico: 2.1%
10,000	Fresnillo Plc (GBP) #	140,969
South Africa: 2.3%
9,000	AngloGold Ashanti Ltd. (ADR) *	153,720
United Kingdom: 8.8%
63,000	Amara Mining Plc * #	16,562
37,000	Lydian International Ltd. (CAD) *	33,469
7,000	Randgold Resources Ltd. (ADR)	525,000
		575,031
United States: 12.0%
35,000	Klondex Mines Ltd. (CAD) *	60,787
36,000	Midway Gold Corp. *	37,800
6,000	Royal Gold, Inc.	375,720
14,700	Tahoe Resources, Inc. (CAD) *	310,754
		785,061
Total Common Stocks (Cost: $6,545,374)		6,453,003
RIGHTS: 0.0% (Cost: $0)
United Kingdom: 0.0%
7,000	Amara Mining Plc Rights (GBP 24.47, expiring 04/17/14) * #	0
MONEY MARKET FUND: 1.7% (Cost: $109,894)
109,894	AIM Treasury Portfolio - Institutional Class	109,894
Total Investments: 100.1% (Cost: $6,655,268)		6,562,897
Liabilities in excess of other assets: (0.1)%		(8,454)
NET ASSETS: 100.0%		$6,554,443

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $512,629 which represents 7.8% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $45,098, or 0.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Minerals	0.7%	$47,677
Gold Mining	80.0	5,247,724
Metal - Diversified	0.2	14,618
Precious Metals	9.5	623,416
Silver Mining	7.9	519,568
Money Market Fund	1.7	109,894
	100.0%	$6,562,897

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$355,098	$—	$355,098
Canada	4,443,124	—	—	4,443,124
Mexico	—	140,969	—	140,969
South Africa	153,720	—	—	153,720
United Kingdom	558,469	16,562	—	575,031
United States	785,061	—	—	785,061
Rights*	—	—	—	—
Money Market Fund	109,894	—	—	109,894
Total	$6,050,268	$512,629	$—	$6,562,897

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL GOLD FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2014 was $6,761,424 and net unrealized depreciation aggregated $198,527 of which $428,886 related to appreciated securities and $627,413 related to depreciated securities.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.5%
Bermuda: 1.5%
277,200	Nabors Industries Ltd. (USD)	$6,832,980
Brazil: 0.0%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	183,136
Canada: 9.9%
68,700	Agrium, Inc. (USD)	6,699,624
685,600	Eldorado Gold Corp. (USD)	3,825,648
763,600	First Quantum Minerals Ltd.	14,111,577
442,300	Goldcorp, Inc. (USD)	10,827,504
454,519	Kinross Gold Corp. (USD)	1,881,709
752,800	New Gold, Inc. (USD) *	3,673,664
366,500	Osisko Mining Corp. *	2,280,887
230,900	Yamana Gold, Inc. (USD)	2,027,302
		45,327,915
Kuwait: 2.3%
3,890,609	Kuwait Energy Plc * # § ø	10,490,367
Monaco: 0.4%
166,000	Scorpio Tankers, Inc. (USD)	1,655,020
Norway: 0.8%
100,400	SeaDrill Ltd. #	3,534,787
Switzerland: 5.8%
4,392,465	Glencore Xstrata Plc (GBP) #	22,657,539
127,900	Noble Corp Plc (USD)	4,187,446
		26,844,985
United Kingdom: 4.5%
3,102,200	Afren Plc * #	7,309,176
15,000	African Minerals Ltd. * # ø	39,157
285,500	African Minerals Ltd. * #	745,291
143,800	Genel Energy Plc * #	2,356,257
848,820	Ophir Energy Plc * #	3,401,396
93,100	Randgold Resources Ltd. (ADR)	6,982,500
		20,833,777
United States: 72.3%
100,905	Alpha Natural Resources, Inc. *	428,846
172,400	Anadarko Petroleum Corp.	14,612,624
71,200	Archer-Daniels-Midland Co.	3,089,368
153,600	Atwood Oceanics, Inc. *	7,739,904
191,100	Cameron International Corp. *	11,804,247
160,000	Cimarex Energy Co.	19,057,600
120,500	Cloud Peak Energy, Inc. *	2,547,370
148,750	Concho Resources, Inc. *	18,221,875
448,300	Consol Energy, Inc.	17,909,585
50,100	Cummins, Inc.	7,464,399
145,700	Delek US Holdings, Inc.	4,231,128
66,500	Diamond Offshore Drilling, Inc.	3,242,540
102,700	Diamondback Energy, Inc. *	6,912,737
82,000	Dril-Quip, Inc. *	9,192,200
69,000	EOG Resources, Inc.	13,535,730
306,700	Freeport-McMoRan Copper & Gold, Inc.	10,142,569
97,500	Gulfport Energy Corp. *	6,940,050
336,600	Halliburton Co.	19,822,374
221,100	HollyFrontier Corp.	10,519,938
54,100	Jacobs Engineering Group, Inc. *	3,435,350
91,400	Laredo Petroleum, Inc. *	2,363,604
414,300	Louisiana-Pacific Corp. *	6,989,241
339,700	Marathon Oil Corp.	12,066,144
118,900	Marathon Petroleum Corp.	10,349,056
147,500	National Oilwell Varco, Inc.	11,485,825
87,350	Newfield Exploration Co. *	2,739,296
155,000	Phillips 66	11,944,300
97,700	Pioneer Natural Resources Co.	18,283,578
59,800	Royal Gold, Inc.	3,744,676
196,800	Schlumberger Ltd.	19,188,000
186,600	SM Energy Co.	13,302,714
194,900	Steel Dynamics, Inc.	3,467,271
266,700	Superior Energy Services, Inc.	8,203,692
197,700	Tesoro Corp.	10,001,643
157,000	United States Steel Corp.	4,334,770
36,918	Whiting Petroleum Corp. *	2,561,740
		331,875,984
Total Common Stocks (Cost: $370,313,005)		447,578,951
WARRANTS: 0.0% (Cost: $29,072)
Canada: 0.0%
24,704	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	335
United States: 0.0%
419,074	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	0
MONEY MARKET FUND: 2.6% (Cost: $12,028,498)
12,028,498	AIM Treasury Portfolio - Institutional Class	12,028,498
Total Investments: 100.1% (Cost: $382,370,575)		459,607,784
Liabilities in excess of other assets: (0.1)%		(597,881)
NET ASSETS: 100.0%		$459,009,903

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $50,717,106 which represents 11.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $10,673,503 which represents 2.3% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $10,529,524, or 2.3% of net assets.

Restricted securities held by the Fund as of March 31, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
African Minerals Ltd.	07/02/2009	15,000	$61,440	$39,157	0.0%
Kuwait Energy Plc	08/06/2008	3,890,609	11,764,893	10,490,367	2.3
			$11,826,333	$10,529,524	2.3%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	20.5%	$94,415,510
Consumer, Non-cyclical	0.7	3,089,368
Energy	71.3	327,503,885
Industrial	4.2	19,544,010
Industrial Metals	0.2	745,291
Precious Metals	0.5	2,281,222
Money Market Fund	2.6	12,028,498
	100.0%	$459,607,784

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$6,832,980	$—	$—	$6,832,980
Brazil	—	—	183,136	183,136
Canada	45,327,915	—	—	45,327,915
Kuwait	—	—	10,490,367	10,490,367
Monaco	1,655,020	—	—	1,655,020
Norway	—	3,534,787	—	3,534,787
Switzerland	4,187,446	22,657,539	—	26,844,985
United Kingdom	6,982,500	13,851,277	—	20,833,777
United States	331,875,984	—	—	331,875,984
Warrants
Canada	335	—	—	335
United States	—	—	—	—
Money Market Fund	12,028,498	—	—	12,028,498
Total	$408,890,678	$40,043,603	$10,673,503	$459,607,784

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2013	$174,535	$10,996,311
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	8,601	(505,944)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2014	$183,136	$10,490,367
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014:
	Value as of March 31, 2014	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Brazil	$183,136	Discount Cash Flow	Discount for lack of market	25%	Decrease
Kuwait	10,490,367	Market comparable companies	Production Multiple	45.0x	Increase
			Reserve multiple	11.0x	Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2014 was $384,346,521 and net unrealized appreciation aggregated $75,261,263 of which $105,447,435 related to appreciated securities and $30,186,172 related to depreciated securities.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 45.1%
Basic Materials: 4.9%
6,310	Argonaut Gold, Inc. (CAD) *	$27,512
415	Ashland, Inc.	41,283
12,600	Continental Gold Ltd. (CAD) *	43,539
5,575	Eldorado Gold Corp.	31,109
5,658	Eldorado Gold Corp. (CAD)	31,476
11,000	Fortuna Silver Mines, Inc. (CAD) *	40,498
1,475	Goldcorp, Inc.	36,108
1,827	MAG Silver Corp. *	12,606
6,590	New Gold, Inc. *	32,159
8,325	Osisko Mining Corp. (CAD) *	51,810
38,000	Papillon Resources Ltd. (AUD) * #	46,787
665	Platform Specialty Products Corp. *	12,668
500	Randgold Resources Ltd. (ADR)	37,500
1,900	Tahoe Resources, Inc. *	40,185
96	The Dow Chemical Co.	4,665
183	US Silica Holdings, Inc.	6,985
		496,890
Communications: 9.5%
1,478	Allot Communications Ltd. *	19,894
245	Baidu, Inc. (ADR) *	37,333
1,036	Bankrate, Inc. *	17,549
283	CalAmp Corp. *	7,887
1,395	CBS Corp.	86,211
1,017	Ciena Corp. *	23,127
139	Cogent Communications Group, Inc.	4,939
284	DISH Network Corp. *	17,668
316	EchoStar Corp. *	15,029
702	eGain Communications Corp. *	4,956
117	Equinix, Inc. *	21,626
6,005	Extreme Networks, Inc. *	34,829
1,245	Finisar Corp. *	33,005
1,516	FTD Cos, Inc. *	48,224
4,049	Globalstar, Inc. *	10,730
2,429	Gray Television, Inc. *	25,189
74	InterActiveCorp.	5,283
3,032	JDS Uniphase Corp. *	42,448
1,130	Liberty Interactive Corp. *	32,623
366	Liberty Media Corp. *	47,847
3,342	Lionbridge Technologies, Inc. *	22,425
1,175	Marchex, Inc.	12,349
3,567	MeetMe, Inc. *	11,628
2,014	NeoPhotonics Corp. *	15,971
2,153	News Corp. *	37,075
374	NICE Systems Ltd. (ADR)	16,703
1,287	Perficient, Inc. *	23,320
407	Plantronics, Inc.	18,091
1,139	RF Micro Devices, Inc. *	8,975
951	Ruckus Wireless, Inc. *	11,564
3,433	ShoreTel, Inc. *	29,524
298	SPS Commerce, Inc. *	18,312
606	Starz - Liberty Capital *	19,562
256	Telephone & Data Systems, Inc.	6,710
291	Tribune Co. *	23,178
202	United States Cellular Corp.	8,284
570	Valuevision Media, Inc. *	2,770
1,178	Verizon Communications, Inc.	56,037
229	Viacom, Inc.	19,463
918	Vivendi SA (EUR)	25,551
406	Vodafone Group Plc (ADR)	14,945
7,670	Vonage Holdings Corp. *	32,751
824	Westell Technologies, Inc. *	3,041
		974,626
Consumer, Cyclical: 4.3%
546	Arrow Electronics, Inc. *	32,410
680	Brookfield Residential Properties, Inc. *	14,259
73	Burger King Worldwide, Inc.	1,938
332	Copa Holdings SA (Class A)	48,203
5,000	Galaxy Entertainment Group Ltd. (HKD) * #	43,673
807	General Motors Co.	27,777
21,913	Guinness Peat Group Plc *	12,933
216	Hyundai Motor Co. (KRW) #	51,073
38	Icahn Enterprises LP	3,904
586	Mobile Mini, Inc.	25,409
778	Pier 1 Imports, Inc.	14,689
687	Regal Entertainment Group	12,833
496	Sears Holdings Corp. *	23,689
212	Sears Hometown and Outlet Stores, Inc. *	5,014
320	Skechers USA, Inc. *	11,693
183	Steelcase, Inc.	3,040
747	Tempur-Pedic International, Inc. *	37,850
799	The Finish Line, Inc.	21,645
2,927	The Wendy's Co.	26,694
501	Tropicana Entertainment, Inc. *	9,263
562	Winnebago Industries, Inc. *	15,393
		443,382
Consumer, Non-cyclical: 6.2%
336	Abbott Laboratories	12,939
1,730	Accuray, Inc. *	16,608
393	Arthrocare Corp. *	18,938
40	Ascent Capital Group, Inc. *	3,022
91	BioMarin Pharmaceutical, Inc. *	6,207
359	Capital Senior Living Corp. *	9,330
196	Cepheid, Inc. *	10,110
8	Crimson Wine Group Ltd. *	71
57	Edwards Lifesciences Corp. *	4,228
703	Euronet Worldwide, Inc. *	29,238
26,600	Ezion Holdings Ltd. (SGD) #	45,760
1,587	Franklin Covey Co. *	31,375
631	Globus Medical, Inc. *	16,778
569	Hertz Global Holdings, Inc. *	15,158
1,674	Iridex Corp. *	14,949
409	KAR Auction Services, Inc.	12,413
1,161	Korn/Ferry International *	34,563
791	Magnit OAO (GDR) Reg S	43,347
351	Masimo Corp. *	9,586
75,000	Maxygen, Inc. Escrow Receipt * #	0
2,606	MiMedx Group, Inc. *	15,975
373	Natus Medical, Inc. *	9,623
156	Novadaq Technologies, Inc. *	3,476
408	Philip Morris International, Inc.	33,403
489	Pointer Telocation Ltd. *	4,797
694	Quanta Services, Inc. *	25,609
425	Quidel Corp. *	11,603
366	Repligen Corp. *	4,707
487	Rockwell Medical, Inc. *	6,165
1,125	Safeway, Inc.	41,558
2,308	Service Corp. International	45,883
1,588	ServiceSource International, Inc. *	13,403
356	Spectranetics Corp. *	10,790
584	TearLab Corp. *	3,948
1,220	The ADT Corp.	36,539
174	USANA Health Sciences, Inc. *	13,109
540	Vascular Solutions, Inc. *	14,143
		629,351
Diversified: 0.1%
547	Leucadia National Corp.	15,316

Energy: 5.3%
17,116	Afren Plc (GBP) * #	40,327
303	Anadarko Petroleum Corp.	25,682
371	Approach Resources, Inc. *	7,758
413	Cameron International Corp. *	25,511
220	Cimarex Energy Co.	26,204
1,106	Comstock Resources, Inc.	25,272
206	Concho Resources, Inc. *	25,235
626	Consol Energy, Inc.	25,009
1,038	Energy XXI Bermuda Ltd.	24,466
131	EOG Resources, Inc.	25,698
360	Gulfport Energy Corp. *	25,624
4,167	Halcon Resources Corp. *	18,043
438	Halliburton Co.	25,794
735	Marathon Oil Corp.	26,107
336	Matrix Service Co. *	11,350
330	Phillips 66	25,430
137	Pioneer Natural Resources Co.	25,638
1,020	Precision Drilling Corp.	12,209
389	Sanchez Energy Corp. *	11,526
262	Schlumberger Ltd.	25,545
356	SM Energy Co.	25,379
705	SunCoke Energy, Inc. *	16,102
45	Texas Pacific Land Trust (Royalty Trust)	5,828
25,604	Volga Gas Plc (GBP) *	39,751
		545,488
Financial: 3.8%
1,359	Assured Guaranty Ltd.	34,409
323	Credicorp Ltd.	44,548
2,148	Dream Unlimited Corp. *	29,333
1,014	Dundee Corp. *	14,524
554	E*TRADE Financial Corp. *	12,753
1,816	Fidelity National Financial, Inc.	57,095
134,000	Franshion Properties China Ltd. (HKD) #	44,820
8,913	Kasikornbank PCL (NVDR) (THB) #	49,049
127	Oaktree Capital Group LLC	7,386
500	Onex Corp.	27,845
231	Partners Value Fund, Inc. *	5,591
409	The Howard Hughes Corp. *	58,368
		385,721
Industrial: 5.9%
441	Apogee Enterprises, Inc.	14,654
132	Aptargroup, Inc.	8,725
279	Avnet, Inc.	12,982
1,024	Benchmark Electronics, Inc. *	23,193
264	Clean Harbors, Inc. *	14,465
168	Colfax Corp. *	11,983
70	CPI Aerostructures, Inc. *	910
1,200	CUI Global, Inc. *	13,200
142	Danaher Corp.	10,650
256	Eagle Materials, Inc.	22,697
466	EnerSys, Inc.	32,289
490	EnPro Industries, Inc. *	35,608
345	Forward Air Corp.	15,908
746	Greenbrier Cos, Inc. *	34,018
887	Ingersoll-Rand Plc	50,772
608	InvenSense, Inc. *	14,391
1,026	Knight Transportation, Inc.	23,731
127	Lennox International, Inc.	11,546
1,993	Newport Corp. *	41,215
976	Norbord, Inc.	25,693
413	OSI Systems, Inc. *	24,722
1,372	PGT, Inc. *	15,792
1,066	Quanex Building Products Corp.	22,045
235	Rogers Corp. *	14,669
234	Ryder System, Inc.	18,701
311	Saia, Inc. *	11,883
1,042	Swift Transportation Co. *	25,790
14	TransDigm Group, Inc.	2,593
263	Trex Co., Inc. *	19,241
624	Waste Connections, Inc.	27,369
		601,435
Technology: 5.1%
1,522	Activision Blizzard, Inc.	31,110
1,327	Atmel Corp. *	11,093
1,763	Callidus Software, Inc. *	22,073
1,228	CDC Corp. * #	737
639	Citrix Systems, Inc. *	36,698
235	CommVault Systems, Inc. *	15,263
1,628	Cypress Semiconductor Corp. *	16,720
716	Ebix, Inc.	12,222
2,321	FormFactor, Inc. *	14,831
1,309	Fusion-io, Inc. *	13,771
2,954	Glu Mobile, Inc. *	14,002
76	Hittite Microwave Corp.	4,791
567	ICG Group, Inc. *	11,578
2,237	inContact, Inc. *	21,475
3,364	Kofax Ltd. *	29,166
1,753	Mattson Technology, Inc. *	4,067
2,177	MaxLinear, Inc. *	20,638
1,443	Micrel, Inc.	15,988
295	Microchip Technology, Inc.	14,089
1,144	PMC - Sierra, Inc. *	8,706
462	Proofpoint, Inc. *	17,131
678	Radware Ltd. *	11,987
38	Samsung Electronics Co. Ltd. (KRW) #	48,039
761	Skyworks Solutions, Inc. *	28,553
472	Streamline Health Solutions, Inc. *	2,374
741	Teradyne, Inc. *	14,738
917	The Keyw Holding Corp. *	17,157
23,336	Trident Microsystems, Inc. * #	525
1,203	Ultratech, Inc. *	35,116
4,589	Vitesse Semiconductor Corp. *	19,274
7,132	WidePoint Corp. *	11,411
		525,323
Total Common Stocks (Cost: $4,291,903) (a)		4,617,532
REAL ESTATE INVESTMENT TRUSTS: 0.6%
Financial: 0.6%
1,488	NorthStar Realty Finance Corp.	24,016
	Weyerhaeuser Co. (Preferred Security)
615	6.38%,07/01/16	33,579
Total Real Estate Investment Trusts (Cost: $42,271) (a)		57,595
WARRANT: 0.0% (Cost: $4) (a)
Telecommunication Services: 0.0%
376	xG Technology, Inc.(USD 6.87, expiring 07/18/18) *	372

Principal Amount
CORPORATE BONDS: 2.6%
Basic Materials: 0.2%
	Rockwood Specialties Group, Inc.
$24,000	4.63%,10/15/15 (c)	24,900
Communications: 0.8%
	Alaska Communications Systems Group, Inc.
40,000	6.25%,05/01/18 144A	33,550
	Clear Channel Communications, Inc.
20,000	5.50%,12/15/16	19,200
	United States Cellular Corp.
21,000	6.70%,12/15/33	21,341
	WebMD Health Corp.
5,000	2.50%,01/31/18	5,066
		79,157
Consumer, Cyclical: 0.8%
	Chukchansi Economic Development Authority
24,851	9.75%,05/30/16 (c) (d) 144A	17,644
	JC Penney Corp., Inc.
30,000	6.38%,10/15/36	23,100
	Neebo, Inc.
17,600	15.00%,05/12/14 (c) 144A	18,392
	The Bon-Ton Department Stores, Inc.
26,000	10.63%,05/12/14 (c)	26,130
		85,266
Consumer, Non-cyclical: 0.2%
	Kinetic Concepts, Inc.
13,000	12.50%,11/01/15 (c)	15,243
Energy: 0.0%
	Green Field Energy Services, Inc.
2,000	13.25%,11/15/14 (c) (d) § 144A	190
	Pengrowth Energy Corp.
CAD 5,000	6.25%,03/31/17	4,715
		4,905
Financial: 0.4%
	Banco Cruzeiro do Sul SA
$150,000	8.50%,02/20/15 Reg S (d)	23,625
	MF Global Holdings Ltd.
15,000	6.25%,08/08/16 (d) *	7,800
	Nuveen Investments, Inc.
12,000	5.50%,09/15/15	12,240
		43,665
Industrial: 0.2%
	Tervita Corp.
18,000	9.75%,11/01/15 (c) Reg S	17,550
Total Corporate Bonds (Cost: $283,369) (a)		270,686

Number of Shares
CLOSED-END FUNDS: 1.9%
50	Avenue Income Credit Strategies Fund	880
838	DoubleLine Income Solutions Fund	17,782
604	DoubleLine Opportunistic Credit Fund	13,983
445	First Trust Strategic High Income Fund II	7,089
870	Helios High Income Fund, Inc.	7,508
1,220	Helios Multi-Sector High Income Fund, Inc.	8,259
620	JZ Capital Partners Ltd. (GBP)	4,581
347	LMP Corporate Loan Fund, Inc.	4,209
440	Montgomery Street Income Securities, Inc.	7,080
750	Nuveen Credit Strategies Income Fund	7,133
326	PCM Fund, Inc.	3,971
960	PIMCO Dynamic Credit Income Fund	21,696
705	PIMCO Dynamic Income Fund	21,376
777	PIMCO Income Opportunity Fund	21,935
1,158	PIMCO Income Strategy Fund	13,583
1,331	PIMCO Income Strategy Fund II	13,842
1,158	Western Asset High Income Opportunity Fund, Inc.	7,006
490	Western Asset Mortgage Defined Opportunity Fund, Inc.	11,314
Total Closed-End Funds (Cost: $194,044) (a)		193,227
EXCHANGE TRADED FUNDS: 7.1%
2,057	iShares Russell 2000 Growth ETF	279,875
76	iShares Silver Trust *	1,447
275	SPDR Gold Trust *	33,993
2,206	SPDR S&P 500 ETF Trust	412,610
Total Exchange Traded Funds (Cost: $735,086) (a)		727,925
OPTIONS PURCHASED: 0.1%
200	BioMarin Pharmaceutical, Inc. Call ($75, expiring 04/19/14)	110
1,600	iShares Russell 2000 ETF Put ($116, expiring 05/17/14)	4,752
1,500	SPDR S&P 500 ETF Trust Put ($177, expiring 05/17/14)	1,470
1,400	Sprint Corp. Put ($8, expiring 05/17/14)	378
300	Stanley Black & Decker, Inc. Call ($80, expiring 04/19/14)	615
Total Options Purchased (Cost: $11,128)		7,325
MONEY MARKET FUND: 46.0% (Cost: $4,702,112)
4,702,112	AIM Treasury Portfolio - Institutional Class	4,702,112
Total Investments: 103.4% (Cost: $10,259,915)		10,576,774
Liabilities in excess of other assets: (3.4)%		(350,409)
NET ASSETS: 100.0%		$10,226,365
SECURITIES SOLD SHORT: (23.7)%
COMMON STOCKS: (6.1)%
Communications: (0.1)%
(872)	Cumulus Media, Inc. *	(6,025)
(131)	EZchip Semiconductor Ltd. *	(3,321)
		(9,346)
Consumer, Cyclical: (1.5)%
(432)	American Woodmark Corp. *	(14,541)
(273)	BJ's Restaurants, Inc. *	(8,930)
(240)	Casey's General Stores, Inc.	(16,222)
(879)	Chico's FAS, Inc.	(14,090)
(287)	Cinemark Holdings, Inc.	(8,326)
(195)	Dorman Products, Inc. *	(11,517)
(297)	iRobot Corp. *	(12,192)
(240)	Mobile Mini, Inc.	(10,406)
(112)	Oxford Industries, Inc.	(8,758)
(45)	Panera Bread Co. *	(7,941)
(481)	Pinnacle Entertainment, Inc. *	(11,400)
(582)	Sonic Corp. *	(13,264)
(896)	Titan International, Inc.	(17,015)
(37)	Wabash National Corp. *	(509)
		(155,111)
Consumer, Non-cyclical: (0.9)%
(236)	Abaxis, Inc. *	(9,175)
(39)	Alliance Data Systems Corp. *	(10,625)
(97)	AtriCure, Inc. *	(1,824)
(295)	Cardiovascular Systems, Inc. *	(9,378)
(161)	Hertz Global Holdings, Inc. *	(4,289)
(127)	IPC The Hospitalist Co., Inc. *	(6,233)
(479)	Monro Muffler Brake, Inc.	(27,246)
(613)	SunOpta, Inc. *	(7,240)
(110)	The Hain Celestial Group, Inc. *	(10,062)
		(86,072)
Energy: (0.0)%
(345)	Triangle Petroleum Corp. *	(2,843)
Financial: (0.3)%
(199)	WageWorks, Inc. *	(11,166)
(1,044)	WisdomTree Investments, Inc. *	(13,697)
		(24,863)
Industrial: (1.3)%
(403)	Advanced Energy Industries, Inc. *	(9,873)
(199)	Comfort Systems USA, Inc.	(3,033)
(182)	Con-way, Inc.	(7,476)
(37)	Fluor Corp.	(2,876)
(173)	GATX Corp.	(11,743)
(540)	Heartland Express, Inc.	(12,253)
(545)	Hub Group, Inc. *	(21,794)
(161)	JB Hunt Transport Services, Inc.	(11,579)
(338)	Lincoln Electric Holdings, Inc.	(24,339)
(111)	Power Solutions International, Inc. *	(8,344)
(91)	Stericycle, Inc. *	(10,339)
(73)	The Manitowoc Co., Inc.	(2,296)
(531)	USA Truck, Inc. *	(7,816)
		(133,761)
Technology: (2.0)%
(297)	Activision Blizzard, Inc.	(6,071)
(172)	Avago Technologies Ltd.	(11,078)
(151)	Demandware, Inc. *	(9,673)
(287)	FleetMatics Group Plc *	(9,600)
(201)	Lam Research Corp. *	(11,055)
(419)	Mantech International Corp.	(12,323)
(629)	Maxim Integrated Products, Inc.	(20,832)
(172)	Monolithic Power Systems, Inc. *	(6,668)
(286)	Netscout Systems, Inc. *	(10,748)
(384)	QLIK Technologies, Inc. *	(10,211)
(260)	QUALCOMM, Inc.	(20,504)
(229)	Rocket Fuel, Inc. *	(9,820)
(141)	SanDisk Corp.	(11,448)
(87)	Stratasys Ltd. *	(9,230)
(488)	The Keyw Holding Corp. *	(9,130)
(274)	Ultra Clean Holdings, Inc. *	(3,603)
(1,196)	Unisys Corp. *	(36,431)
		(208,425)
Total Common Stocks (Proceeds: $(627,249))		(620,421)
REAL ESTATE INVESTMENT TRUST: (0.0)% (Proceeds: $(3,285))
Financial: (0.0)%
(82)	Potlatch Corp.	(3,173)

Principal Amount
CORPORATE BONDS: (0.4)% (Proceeds: $(37,374))
Basic Materials: (0.4)%
	Momentive Performance Materials, Inc.
$(45,000)	9.00%,01/15/21 (c)	(35,888)

Number of Shares
EXCHANGE TRADED FUNDS: (17.2)%
(2,758)	Consumer Staples Select Sector SPDR Fund	(118,759)
(6,685)	Direxion Daily Emerging Markets Bull 3X Shares *	(174,545)
(102)	Direxion Daily Small Cap Bull 3X Shares	(7,966)
(79)	Energy Select Sector SPDR Fund	(7,036)
(286)	Health Care Select Sector SPDR Fund	(16,728)
(1,274)	Industrial Select Sector SPDR Fund	(66,669)
(1,504)	iShares Barclays 20+ Year Treasury Bond Fund	(164,086)
(33)	iShares Nasdaq Biotechnology ETF	(7,803)
(455)	iShares PHLX Semiconductor ETF	(36,259)
(1,753)	iShares Russell 2000 ETF	(203,944)
(384)	iShares Russell 2000 Growth ETF	(52,247)
(63)	iShares Russell 2000 Value ETF	(6,353)
(763)	iShares Silver Trust *	(14,528)
(17,660)	Market Vectors Gold Miners ETF ‡	(416,776)
(1,026)	Market Vectors Oil Services ETF ‡	(51,639)
(362)	Materials Select Sector SPDR Fund	(17,115)
(504)	SPDR Barclays High Yield Bond ETF	(20,820)
(3,199)	SPDR S&P Oil & Gas Exploration & Production ETF	(229,785)
(258)	SPDR S&P Retail ETF	(21,737)
(3,549)	Technology Select Sector SPDR Fund	(129,006)
Total Exchange Traded Funds		(1,763,801)
(Proceeds: $(1,895,748))
Total Securities Sold Short
(Proceeds: $(2,563,656))		$(2,423,283)
WRITTEN OPTIONS: (0.2)%
(100)	BioMarin Pharmaceutical, Inc. Put ($60, expiring 04/19/14)	$(50)
(200)	BioMarin Pharmaceutical, Inc. Call ($90, expiring 04/19/14)	(20)
(300)	CBS Corp. Call ($65, expiring 06/21/14)	(543)
(1,600)	iShares Russell 2000 ETF Put ($110, expiring 05/17/14)	(1,968)
(800)	iShares Russell 2000 ETF Call ($118, expiring 04/19/14)	(768)
(1,500)	SPDR S&P 500 ETF Trust Put ($170, expiring 05/17/14)	(675)
(4,400)	SPDR S&P 500 ETF Trust Put ($176, expiring 05/17/14)	(3,916)
(8,700)	SPDR S&P 500 ETF Trust Put ($178, expiring 05/17/14)	(10,005)
(4,300)	SPDR S&P 500 ETF Trust Put ($181, expiring 04/19/14)	(2,279)
(2,800)	Sprint Corp. Call ($14, expiring 05/17/14)	(56)
(300)	Stanley Black & Decker, Inc. Put ($73, expiring 04/19/14)	(38)
Total Written Options (Premiums received: $(32,544))		$(20,318)

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	All or a portion of these securities are segregated for forward foreign currency contracts, securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $6,642,313.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $370,790 which represents 3.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $190 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $69,776, or 0.7% of net assets.

As of March 31, 2014, the Fund held the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Depreciation
Credit Suisse London Branch (Gfx)	THB	1,839,200	USD	55,000	4/28/2014	$(1,630)
Credit Suisse London Branch (Gfx)	CLP	30,767,000	USD	55,000	4/28/2014	(949)
Net unrealized depreciation on forward foreign currency contracts						$(2,580)

CLP	Chilean Peso
THB	Thai Baht
USD	United States Dollar

Restricted securities held by the Fund as of March 31, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Green Field Energy Services, Inc.	10/02/2012	2,000	$2,329	$190	0.0%

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2014 is set forth below:

Affiliates	Value as of December 31, 2013	Purchases	Sales Proceeds	Realized Loss	Dividend Income	Value as of March 31, 2014
Market Vectors Gold Miners ETF(1)	$(292,723)	$—	$87,580	$—	$—	$(416,776)
Market Vectors Oil Services ETF(1)	—	—	50,712	—	—	(51,639)
Market Vectors Semiconductor ETF	(23,634)	38,837	13,060	(2,437)	—	—
	$(316,357)	$38,837	$151,352	$(2,437)	$—	$(468,415)

(1)	Represents short position at March 31, 2014

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.9%	$521,790
Communications	10.0	1,053,783
Consumer, Cyclical	5.0	528,648
Consumer, Non-cyclical	6.1	644,594
Diversified	0.1	15,316
Energy	5.2	550,393
Financial	6.4	680,208
Industrial	5.9	618,985
Technology	5.0	525,323
Telecommunication Services	0.0	372
Exchange Traded Funds	6.9	727,925
Options Purchased	0.1	7,325
Money Market Fund	44.4	4,702,112
	100.0%	$10,576,774

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$450,103	$46,787	$—	$496,890
Communications	974,626	—	—	974,626
Consumer, Cyclical	348,636	94,746	—	443,382
Consumer, Non-cyclical	583,591	45,760	—	629,351
Diversified	15,316	—	—	15,316
Energy	505,161	40,327	—	545,488
Financial	291,852	93,869	—	385,721
Industrial	601,435	—	—	601,435
Technology	476,022	48,039	1,262	525,323
Real Estate Investment Trusts*	57,595	—	—	57,595
Warrant*	372	—	—	372
Corporate Bonds*	—	270,686	—	270,686
Closed-End Funds	193,227	—	—	193,227
Exchange Traded Funds	727,925	—	—	727,925
Options Purchased	7,325	—	—	7,325
Money Market Fund	4,702,112	—	—	4,702,112
Total	$9,935,298	$640,214	$1,262	$10,576,774

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(620,421)	$—	$—	$(620,421)
Real Estate Investment Trust*	(3,173)	—	—	(3,173)
Corporate Bonds*	—	(35,888)	—	(35,888)
Exchange Traded Funds	(1,763,801)	—	—	(1,763,801)
Total	$(2,387,395)	$(35,888)	$—	$(2,423,283)
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(2,580)	$—	$(2,580)
Written Options	(20,318)	—	—	(20,318)
Total	$(20,318)	$(2,580)	$—	$(22,898)

* See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

Common Stocks
Long positions
Technology
Balance as of December 31, 2013	$1,041
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	221
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2014	$1,262

See Notes to Schedule of Investments

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the close of the securities' primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points"), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the "Adviser") appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2014 was $10,301,584 and net unrealized appreciation aggregated $275,190 of which $558,241 related to appreciated securities and $283,051 related to depreciated securities.

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 51.3%
Argentina: 2.5%
USD	19,000	IRSA Inversiones y Representaciones SA
		8.50%, 04/21/14 (c) Reg S	$18,050
	1,000,000	YPF SA
		7.74%, 08/15/18 (f) Reg S	1,030,500
			1,048,550
Austria: 2.8%
	327,000	ESAL GmbH
		6.25%, 02/05/18 (c) Reg S	310,650
		JBS Investments GmbH
	375,000	7.25%, 04/03/19 (c) 144A	375,000
	457,000	7.75%, 10/28/17 (c) Reg S	483,849
			1,169,499
Brazil: 2.3%
	979,000	USJ Acucar e Alcool SA
		9.88%, 11/09/16 (c) Reg S	971,657
British Virgin Islands: 3.1%
	1,354,000	OAS Financial Ltd.
		8.88%, 04/25/18 (c) Reg S	1,276,145
Cayman Islands: 5.6%
	403,000	Bantrab Senior Trust
		9.00%, 11/14/20 144A	390,104
	1,278,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) Reg S	1,295,572
	374,000	Minerva Overseas II Ltd.
		10.88%, 11/15/15 (c) Reg S	410,933
	257,819	Odebrecht Offshore Drilling Finance Ltd.
		6.75%, 12/01/21 (c) Reg S	268,131
			2,364,740
Hungary: 1.2%
	548,000	Nitrogenmuvek Vegyipari Zrt
		7.88%, 05/21/17 (c) 144A	505,530
Indonesia: 3.1%
		Pertamina Persero PT
	1,048,000	5.63%, 05/20/43 Reg S	892,110
	457,000	6.00%, 05/03/42 Reg S	405,588
			1,297,698
Luxembourg: 1.9%
		Minerva Luxembourg SA
	595,000	7.75%, 01/31/18 (c) Reg S	610,767
	187,000	8.75%, 04/03/19 (c) 144A	187,561
			798,328
Mexico: 6.7%
	120,000	Corp GEO, SAB de CV
		9.25%, 06/30/15 (c) (d) Reg S	16,500
	337,000	Petroleos Mexicanos
		5.50%, 06/27/44	326,890
	1,150,000	Servicios Corporativos Javer SAPI de CV
		9.88%, 04/06/16 (c) Reg S	1,233,375
		Trust F/1401
	409,000	5.25%, 12/15/24 144A	409,000
	828,000	6.95%, 01/30/44 144A	832,140
			2,817,905
Singapore: 0.1%
	177,000	Bakrie Telecom Pte Ltd.
		11.50%, 05/12/14 (c) (d) Reg S	26,108
South Korea: 0.9%
IDR	4,500,000,000	Export-Import Bank of Korea
		6.00%, 08/12/14	392,957
United Arab Emirates: 4.6%
USD	200,000	Abu Dhabi National Energy Co.
		6.50%, 10/27/36 Reg S	237,020
	1,560,000	DP World Ltd.
		6.85%, 07/02/37 Reg S	1,694,940
			1,931,960
Venezuela: 12.5%
		Petroleos de Venezuela SA
	3,254,000	5.38%, 04/12/27 Reg S	1,740,890
	1,398,000	8.50%, 11/02/17 Reg S	1,174,320
	2,553,000	12.75%, 02/17/22 Reg S	2,323,230
			5,238,440
Vietnam: 4.0%
	767,000	Debt and Asset Trading Corp.
		1.00%, 04/25/14 (c) Reg S	391,170
		Vingroup JSC
	533,000	11.63%, 11/07/16 (c) Reg S	583,635
	634,000	11.63%, 11/07/16 (c) 144A	694,230
			1,669,035
Total Corporate Bonds (Cost: $20,891,839)			21,508,552
FOREIGN GOVERNMENT OBLIGATIONS: 47.2%
Argentina: 12.1%
		Argentina Bonar Bonds
	1,184,000	7.00%, 10/03/15	1,159,136
	1,420,000	7.00%, 04/17/17	1,275,318
EUR	1,797,191	Argentine Republic Government International Bonds
		7.82%, 12/31/33	1,850,735
USD	587,000	Provincia de Buenos Aires, Argentina
		11.75%, 10/05/15 Reg S	579,663
	215,000	Provincia de Cordoba, Argentina
		12.38%, 08/17/17 Reg S	195,919
			5,060,771
Cayman Islands: 0.6%
	189,000	IPIC GMTN Ltd.
		6.88%, 11/01/41 Reg S	242,865
Colombia: 5.1%
	2,037,000	Colombia Government International Bonds
		5.63%, 08/26/43 (c)	2,136,813
Guatemala: 0.5%
	242,000	Guatemala Government Bonds
		4.88%, 02/13/28 Reg S	235,950
Indonesia: 3.1%
		Indonesian Government International Bonds
	194,000	5.88%, 01/15/24 144A	208,793
	993,000	6.75%, 01/15/44 144A	1,088,576
			1,297,369
Iraq: 3.1%
	1,447,000	Republic of Iraq
		5.80%, 05/26/14 (c) Reg S	1,284,212
Israel: 4.7%
ILS	6,434,000	Israel Government Bonds
		4.25%, 03/31/23	1,991,327
Ivory Coast: 3.1%
USD	1,389,000	Ivory Coast Government International Bonds
		5.75%, 12/31/32 (s) Reg S	1,312,605
Mexico: 3.6%
GBP	939,000	United Mexican States
		5.63%, 03/19/14	1,513,152
Netherlands: 2.9%
USD	1,105,000	Republic of Angola Via Northern Lights III BV
		7.00%, 08/16/19 Reg S	1,212,737
Nigeria: 4.8%
NGN	372,860,000	Nigeria Treasury Bills
		13.96%, 01/22/15 ^	2,011,614
Philippines: 3.1%
USD	1,178,000	Philippine Government International Bonds
		5.00%, 01/13/37	1,288,437
Supranational: 0.4%
IDR	1,960,000,000	Inter-American Development Bank
		6.50%, 06/04/14	172,625
Vietnam: 0.1%
USD	44,650	Vietnam Government International Bonds
		4.00%, 05/12/14 (c) (s)	40,404
Total Foreign Government Obligations (Cost: $18,847,597)			19,800,881

Number of Shares
MONEY MARKET FUND: 2.4% (Cost: $997,544)
	997,544	AIM Treasury Portfolio - Institutional Class	997,544
Total Investments: 100.9% (Cost: $40,736,980)			42,306,977
Liabilities in excess of other assets: (0.9)%			(376,826)
NET ASSETS: 100.0%			$41,930,151

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
NGN	Nigerian Naira
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,690,934, or 11.2% of net assets.

As of March 31, 2014, the fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Depreciation
State Street Bank And Trust Company	USD	2,048,730	MXN	27,227,618	4/7/2014	35,994
State Street Bank And Trust Company	MXN	27,227,618	USD	2,038,758	4/7/2014	(45,965)
Net unrealized depreciation on forward foreign currency contracts						(9,971)

MXN	Mexican Peso
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.2%	$505,530
Communications	0.1	26,108
Consumer, Cyclical	2.9	1,233,375
Consumer, Non-cyclical	15.0	6,340,929
Energy	18.6	7,893,528
Financial	8.8	3,711,286
Government	46.8	19,800,881
Industrial	3.7	1,560,776
Money Market Fund	2.3	997,544
Utilities	0.6	237,020
	100.0%	$42,306,977

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$21,508,552	$—	$21,508,552
Foreign Government Obligations*	—	19,800,881	—	19,800,881
Money Market Fund	997,544	—	—	997,544
Total	$997,544	$41,309,433	$—	$42,306,977
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(9,971)	$—	$(9,971)

* See Schedule of Investments for security type and geographic country breakouts.

See Notes to Schedule of Investments

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2014 was $40,768,268 and net unrealized appreciation aggregated $1,538,709 of which $1,741,473 related to appreciated securities and $202,764 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Trust

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Trust

Date: May 28, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Trust

Date: May 28, 2014